Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	34.00%	34.00%	34.00%
Deferred income tax expense	$ 298,500	$ 1,032,000	$ 516,431
Alternative minimum tax credits	657,300	614,000
Federal loss carryforwars limitation on use	Use of these losses is limited to $126,000 per year
Federal loss carryforwards limit to amount each year	126,000
Federal loss carryforward acquired	15,000,000
Deferred tax asset	2,500,000
Unrecognized Tax Benefits	43,300	72,100	66,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 3,500	$ 4,500
Minimum [Member]
Carryforward expiration date	Jan. 01, 2026
Maximum [Member]
Carryforward expiration date	Dec. 31, 2033